Consolidated Statements of Cash Flows - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (7,638,024)	$ (4,846,285)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	2,430,941	1,510,171
Share based payments expense/(income)	173,232	(421,750)
(Gain)/loss on fixed assets disposal	(45)	5,440
Unrealized foreign exchange (losses)/gains	370,322	(2,185,332)
Change in assets and liabilities:
Inventory	(801,790)	35,243
Accounts receivable	43,553	50,092,936
Prepayment and other assets	(127,703)	(2,329,419)
Income tax payable	0	(4,352,564)
Deferred revenue	(2,475,658)	(1,716,236)
Employee entitlements	(191,186)	(421,510)
Accounts payable and accrued expenses	(74,781)	(2,131,063)
Net cash provided by/(used in) operating activities	(8,291,139)	33,239,631
Cash flows from investing activities:
Proceeds from sale of property, plant and equipment	45	22,505
Purchases of property, plant and equipment	(387,046)	(137,667)
Proceeds from government grants and insurance recovery	14,797	3,376
Acquisition of assets	0	(10,169,456)
Net cash used in investing activities	(372,204)	(10,281,242)
Cash flows from financing activities:
Proceeds from borrowings	43,644	0
Proceeds from stock options exercised	0	3,400
Net cash provided by financing activities	43,644	3,400
Net increase/(decrease) in cash, cash equivalents and restricted cash	(8,619,699)	22,961,789
Cash, cash equivalents and restricted cash at beginning of period	37,192,907	12,133,378
Effect of exchange rate fluctuations on the balances of cash held in foreign currencies	(518,088)	2,097,740
Cash, cash equivalents and restricted cash at end of period	$ 28,055,120	$ 37,192,907